                                          ANNUAL REPORT   JUNE 30, 2001

FUND TYPE Money market

OBJECTIVE High current income consistent with the preservation of principal and liquidity

Special Money
Market Fund, Inc.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Build on the Rock

INVESTMENT GOALS AND STYLE
The Special Money Market Fund, Inc. (the Fund) seeks high current income consistent with the preservation of principal and liquidity. The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government, its agencies, and major corporations and commercial banks of the United States and foreign countries. Maturities can range from one day to 13 months. There can be no assurance that the Fund will achieve its investment objective.

Money Fund Yield Comparison

         (CHART)

Performance at a Glance

Fund Facts                                              As of 6/30/01

                                       7-Day        Net Asset   Weighted Avg.   Net Assets
                                    Current Yield  Value (NAV)   Mat. (WAM)     (Millions)
Special Money Market Fund, Inc.--
Class A                                3.43%          $1.00         64 Days        $  2
Class B/C                              3.56%          $1.00         64 Days        $263
iMoneyNet, Inc.
Taxable Prime Retail Avg.*             3.46%          $1.00         61 Days        N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of June 26, 2001, the closest date to the end of our reporting period.

Weighted Average Maturity Comparison

                (CHART)
                                                       1

                                                        August 14, 2001

DEAR SHAREHOLDER,
The Special Money Market Fund's Class B/C shares provided a higher-than-average yield throughout our fiscal year that ended June 30, 2001. The seven-day current yield for the Class B/C shares was 3.56% as of June 30, compared with 3.46% for the average comparable money fund tracked by iMoneyNet.

During the 12-month reporting period, money market yields fell sharply as the Federal Reserve (the Fed) repeatedly reduced short-term interest rates in an effort to stimulate U.S. economic growth. Because money fund yields decline with a lag during times when the Fed eases monetary policy, and because of a desire to escape heightened volatility in the stock market, investors increasingly placed cash in money funds. This trend led to a large rise in money fund assets, particularly in the first quarter of 2001, according to industry data.

We discuss conditions in the money markets and explain the Fund's investments on the following pages. As always, we appreciate your continued confidence in our mutual funds, and look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Special Money Market Fund, Inc.

Special Money Market Fund, Inc.

      Annual Report    June 30, 2001

Investment Adviser's Report

The longest economic expansion in the history of the United States slowed so much during our fiscal year that there was widespread fear the economy might tumble into a recession. (A recession is defined as at least two consecutive quarters of decline in a nation's gross domestic product.)

The Fed initially adopted a wait-and-see attitude toward the economy in the first half of the reporting period. But in the second half, it launched an aggressive campaign to rescue the floundering economy by cutting short-term interest rates six times to encourage businesses and individuals to borrow more money. This trend toward easier credit sent yields on money market securities dramatically lower, which caused their prices to climb.

While yields still hovered at relatively higher levels in the summer of 2000, we bought bank and corporate securities maturing in one year. Our purchases positioned the Fund's weighed average maturity (WAM) longer than that of the average comparable fund as measured by iMoneyNet. (WAM measures a fund's sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.)
Lengthening the Fund's WAM helped prepare it for the sharply lower-interest-rate environment in 2001.

INVESTING IN A DECLINING-RATE ENVIRONMENT
The Fed moved quickly in 2001 when it reduced short-term rates by one half of a percentage point on January 3 and January 31. Yields on money market securities maturing in one year are normally higher than yields on securities maturing in three months because of the greater risk associated with longer-term investments. But because the Fed was expected to continue reducing short-term rates, one-year securities yielded far less than three-month securities. This anomaly is known as an inverted money market yield curve.

Special Money Market Fund, Inc.

          Annual Report    June 30, 2001

In March, with the unusual shape of the money market yield curve predicting further declines in short-term rates, we slightly lengthened the Fund's WAM primarily by purchasing securities maturing in three months.

We bought more three-month securities in June to extend the Fund's WAM until it was once again longer than that of the average comparable fund. We used this strategy because the Fed's additional half-point reductions in rates on March 20, April 18, and May 15 led some investors to speculate that the central bank might be nearing the end of its current round of rate cuts. Therefore, although the overall level of money market yields continued to decline, the shape of the money market yield curve gradually returned to a positive slope in the spring of 2001. (That means that yields on securities maturing in one year, were once again higher than yields on securities maturing in three months.) In light of this development, we purchased three-month securities along with a modest amount of one-year securities.

The Fed's next move occurred on June 27, when it reduced short-term rates by a quarter of a percentage point.
Altogether, the central bank lowered rates by 2.75 percentage points. In a statement announcing this latest change in monetary policy, the Fed hinted that it was poised to continue easing credit conditions if necessary.

LOOKING AHEAD
We plan to maintain a longer-than-average WAM until there are clear signs that the anticipated economic recovery in the United States is under way. This strategy may help the Fund's yields remain relatively higher for a longer time if the central bank cuts rates again, and yields on money market securities decline even further.

Special Money Market Fund Management Team

Special Money Market Fund, Inc.

            Annual Report    June 30, 2001

      Financial
             Statements

''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''
''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''
''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''
''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''
''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''''

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2001

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Bank Notes  1.9%
              LaSalle Bank N.A.
$     3,000   5.70%, 7/5/01                                          $    3,000,000
              National City Bank
      2,000   6.98%, 8/2/01                                               2,003,496
                                                                     --------------
                                                                          5,003,496
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  6.8%
              BNP Paribas SA
      5,000   3.78%, 12/14/01                                             5,000,000
              Canadian Imperial Bank of Commerce
      3,000   4.055%, 7/12/02                                             3,004,581
              Dexia Bank NY
      6,000   3.80%, 9/13/01                                              6,000,000
              UBS AG
      4,000   7.00%, 7/18/01                                              3,999,965
                                                                     --------------
                                                                         18,004,546
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  2.6%
              Abbey National Treasury Security
      6,000   4.52%, 4/17/02                                              5,993,944
              BNP Paribas SA
      1,000   5.37%, 7/30/01                                              1,000,077
                                                                     --------------
                                                                          6,994,021
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  8.7%
              Commerzbank AG
      6,000   4.75%, 7/23/01                                              6,000,000
              Merita Bank PLC NY
      3,000   5.26%, 8/1/01                                               3,000,025
              Societe Generale
      4,000   4.03%, 8/8/01                                               4,000,000
              Svenska Handelsbanken NY
      3,000   5.28%, 7/31/01                                              3,000,047
              UBS AG
      7,000   4.25%, 5/16/02                                              7,000,000
                                                                     --------------
                                                                         23,000,072

    6                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Commercial Paper  38.9%
              Abbey National North America Corp.
$     1,168   5.16%, 7/10/01                                         $    1,166,493
              Alltel Corp.
      3,650   4.00%, 7/13/01                                              3,645,133
              AON Corp.
      6,041   4.50%, 7/2/01                                               6,040,245
              Banque Et Caisse D' Epargne
        800   4.67%, 8/31/01                                                793,670
              Brahms Funding Corp.
      3,000   4.00%, 7/19/01                                              2,994,000
              Caisse Nationale Des Caisses
      1,326   3.80%, 11/6/01                                              1,308,084
              Commerzbank AG
      2,000   4.59%, 9/19/01                                              1,979,600
              Danske Corp.
      5,000   4.09%, 12/28/01                                             4,897,750
              Deutsche Bank AG
      4,000   5.15%, 7/17/01                                              3,990,845
              Enterprise Funding Corp.
      1,523   3.80%, 8/15/01                                              1,515,766
              Falcon Asset Securitization Corp.
        745   3.80%, 7/23/01                                                743,270
              Halifax PLC
      1,100   4.85%, 8/8/01                                               1,094,369
              Landesbank Baden-Wuerttemberg
      5,000   3.86%, 9/4/01                                               4,965,153
              Morgan Stanley
      2,000   4.45%, 9/24/01                                              1,978,986
              Preferred Receivables Funding Corp.
      1,700   3.75%, 7/25/01                                              1,695,750
              San Paolo U.S. Finance Co.
      2,000   4.50%, 9/13/01                                              1,981,500
              Santander Hipano Finance Delaware, Inc.
      3,225   4.30%, 7/30/01                                              3,213,829
      2,600   4.20%, 8/8/01                                               2,588,473
      2,622   4.28%, 9/6/01                                               2,601,114

    See Notes to Financial Statements                                      7

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Sherwin-Williams Co.
$     4,000   3.75%, 7/19/01                                         $    3,992,500
              Sony Capital Corp.
      2,000   4.00%, 7/26/01                                              1,994,445
              Swedbank
      5,000   5.03%, 8/1/01                                               4,978,343
      4,000   4.65%, 8/6/01                                               3,981,400
      2,200   4.59%, 8/8/01                                               2,189,341
      1,000   3.90%, 8/10/01                                                995,667
        700   3.80%, 8/13/01                                                696,823
              Sweetwater Capital Corp.
      1,267   4.30%, 7/3/01                                               1,266,697
      1,259   3.88%, 8/6/01                                               1,254,115
        665   4.04%, 8/22/01                                                661,119
        624   3.80%, 9/5/01                                                 619,653
      1,970   3.83%, 9/7/01                                               1,955,748
              Telstra Ltd.
      6,942   4.26%, 7/24/01                                              6,923,106
              Triple A One Funding Corp.
      1,345   4.10%, 7/10/01                                              1,343,621
      4,000   3.79%, 8/10/01                                              3,983,156
              Tulip Funding Corp.
      4,006   3.93%, 7/16/01                                              3,999,440
              UBS Finance, Inc.
        700   4.60%, 8/1/01                                                 697,227
        800   4.95%, 8/1/01                                                 796,590
        400   4.60%, 8/7/01                                                 398,109
              Wells Fargo & Co.
      5,000   3.74%, 7/31/01                                              4,984,417
              Windmill Funding Corp.
      3,000   4.15%, 7/9/01                                               2,997,233
        770   4.30%, 7/16/01                                                768,620
      2,289   3.89%, 7/19/01                                              2,284,548
                                                                     --------------
                                                                        102,955,948
-------------------------------------------------------------------------------------
Loan Participations  3.3%
              Georgia Power Co.
      8,657   3.89%, 8/10/01                                              8,657,000
                                                                     --------------
                                                                          8,657,000

    8                                      See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
Other Corporate Obligations  37.8%
              Allstate Corp.
$     1,000   4.48375%, 8/1/01(a)                                    $    1,000,000
              Associates Corp. N.A.
      2,500   4.22313%, 8/17/01(a)                                        2,502,512
      2,000   7.50%, 4/15/02                                              2,043,530
              Australia & New Zealand Banking Group
      1,000   4.28625%, 8/2/01(a)                                           999,893
              Bank of America N.A.
      1,000   3.79875%, 9/24/01(a)                                        1,000,472
      2,900   3.9475%, 9/17/01(a)                                         2,901,148
      3,000   4.235%, 8/13/01(a)                                          3,003,111
              Bank One Corp.
        750   3.9775%, 9/21/01(a)                                           750,241
              Bank One NA
      2,000   4.03%, 7/16/01(a)                                           2,000,154
              BankBoston Corp.
      4,000   4.20%, 8/24/01(a)                                           4,000,780
              Bishop's Gate Residential Mortgage Trust
      1,000   4.18%, 7/20/01(a)                                           1,000,000
              CIT Group Inc.
      5,000   4.675%, 7/16/01(a)                                          4,999,716
              Citicorp
      4,400   3.81875%, 9/24/01(a)                                        4,404,803
              Comerica Bank
      2,000   4.03125%, 7/6/01(a)                                         2,000,002
              First National Bank
      7,000   4.20125%, 7/9/01(a)                                         7,002,139
              Firstar Corp.
      3,000   6.50%, 7/15/02(a)                                           3,076,220
              FleetBoston Financial Corp.
      4,000   4.45375%, 8/1/01(a)                                         4,004,064
              General Electric Capital Assurance Co.
      2,000   3.93125%, 7/20/01(a)                                        2,000,000

    See Notes to Financial Statements                                      9

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2001 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------------
              Goldman Sachs Group L.P.
$    11,000   4.04%, 9/17/01(a)                                      $   11,000,000
              Merrill Lynch & Co., Inc.
      8,000   4.39375%, 8/1/01(a)                                         8,002,705
      2,250   4.67375%, 8/8/01(a)                                         2,255,225
      2,000   3.88813%, 9/10/01(a)                                        2,000,000
              Morgan Stanley
      5,000   4.005%, 7/16/01(a)                                          5,000,000
      1,700   4.0575%, 9/17/01(a)                                         1,701,522
      2,000   4.91%, 7/16/01(a)                                           2,002,062
              Province of Ontario, Canada
      1,500   8.00%, 10/17/01                                             1,513,955
              Restructured Asset Securities
      3,000   4.02%, 7/13/01(a)                                           3,000,000
              Short-Term Repackaged Asset Trust 1998-E
      2,000   4.00%, 7/18/01(a)                                           2,000,000
              Travelers Insurance Co.
      2,000   4.8538%, 7/6/01(a)                                          2,000,000
              Unilever Capital Corp.
      7,000   3.97%, 9/7/01(a)                                            7,000,091
              United Omaha Life
      1,000   4.0925%, 9/5/01(a)                                          1,000,000
              Wells Fargo & Co.
      3,200   4.09%, 9/15/01(a)                                           3,201,269
                                                                     --------------
                                                                        100,365,614
              Total Investments  100.0%
               (amortized cost $264,980,697)(b)                         264,980,697
              Liabilities in excess of other assets                        (103,794)
                                                                     --------------
              Net Assets--100%                                       $  264,876,903
                                                                     --------------
                                                                     --------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

The following abbreviations are used in portfolio descriptions:
AG--Aktiengesellschaft (German Stock Company).
PLC--Public Limited Company.
L.P.--Limited Partnership.

  10                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Portfolio of Investments as of June 30, 2001 Cont'd.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2001 was as follows:

Banks................................................................    48.3%
Asset-Backed Securities..............................................    13.2
Security Brokers & Dealers...........................................    12.7
Bank Holding Companies-Domestic......................................     7.2
Diversified Manufacturing............................................     4.9
Telecommunications...................................................     4.0
Financial Services...................................................     3.6
Electrical Services..................................................     3.3
Insurance............................................................     2.2
Government Agencies..................................................     0.6
                                                                        -----
                                                                        100.0
Liabilities in excess of other assets................................      --
                                                                        -----
                                                                          100%
                                                                        -----
                                                                        -----

    See Notes to Financial Statements                                     11

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Assets and Liabilities

                                                                    June 30, 2001
---------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value      $ 264,980,697
Cash                                                                      224,639
Receivable for Series shares sold                                       6,148,272
Interest receivable                                                     1,374,949
Prepaid expenses                                                            3,909
                                                                    -------------
      Total assets                                                    272,732,466
                                                                    -------------
LIABILITIES
Payable for Series shares reacquired                                    7,506,085
Dividends payable                                                         152,300
Management fee payable                                                    108,840
Accrued expenses                                                           88,271
Distribution fee payable                                                       67
                                                                    -------------
      Total liabilities                                                 7,855,563
                                                                    -------------
NET ASSETS                                                          $ 264,876,903
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
      Common stock, $0.001 par value per share                      $     264,877
      Paid-in capital in excess of par                                264,612,026
                                                                    -------------
Net assets, June 30, 2001                                           $ 264,876,903
                                                                    -------------
                                                                    -------------
Class A:
   Net asset value, offering price and redemption price per share
      ($1,680,572 / 1,680,572 shares of common stock issued and
      outstanding)                                                          $1.00
                                                                    -------------
                                                                    -------------
Class B/C:
   Net asset value, offering price and redemption price per share
      ($263,196,281 / 263,196,281 shares of common stock issued
      and outstanding)                                                      $1.00
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($50 / 50 shares of common stock issued and outstanding)              $1.00
                                                                    -------------
                                                                    -------------

    12                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                    June 30, 2001
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                      $15,317,181
                                                                    -------------
Expenses
   Management fee                                                      1,264,309
   Distribution fee                                                          147
   Transfer agent's fees and expenses                                    266,000
   Custodian's fees and expenses                                          75,000
   Registration fees                                                      61,000
   Reports to shareholders                                                52,000
   Audit fee                                                              25,000
   Legal fees and expenses                                                20,000
   Directors' fees and expenses                                            8,400
   Insurance expense                                                       3,000
   Miscellaneous                                                           1,872
                                                                    -------------
      Total expenses                                                   1,776,728
                                                                    -------------
Net investment income                                                 13,540,453
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              14,258
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $13,554,711
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     13

       Special Money Market Fund, Inc.       Money Market Series
             Statement of Changes in Net Assets

                                                       Year Ended June 30,
                                                ----------------------------------
                                                     2001               2000
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $    13,540,453    $    15,938,025
   Net realized gain on investment
      transactions                                       14,258              1,873
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                     13,554,711         15,939,898
                                                ---------------    ---------------
Dividends and distributions paid to
   shareholders
   (Note 1)                                         (13,554,711)       (15,939,898)
                                                ---------------    ---------------
Fund share transactions (at $1 per share)
   Proceeds from shares subscribed                  635,210,763      1,281,520,400
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                    10,461,383         13,238,767
   Cost of shares reacquired                       (610,042,563)    (1,386,035,681)
                                                ---------------    ---------------
   Net increase (decrease) in net assets from
      Series share transactions                      35,629,583        (91,276,514)
                                                ---------------    ---------------
Total increase (decrease)                            35,629,583        (91,276,514)
NET ASSETS
Beginning of year                                   229,247,320        320,523,834
                                                ---------------    ---------------
End of year                                     $   264,876,903    $   229,247,320
                                                ---------------    ---------------
                                                ---------------    ---------------

    14                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements

      Special Money Market Fund, Inc. (formerly known as Prudential Special Money Market Fund, Inc.) (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of only the Money Market Series (the 'Series'). Investment operations of the Series commenced on January 22, 1990.

      The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests in a diversified portfolio of high quality money market securities maturing in 13 months or less. The ability of issuers of securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the discretion of the Board of Trustees.

      The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities').

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Net investment income of the Series consists of accrued interest and amortizations of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, less the estimated expenses of the Series applicable to the dividend period.

      Federal Income Taxes:    It is the intent of the Fund to continue to meet
the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required. The cost of portfolio securities for federal income tax purposes is substantially the same as the cost for financial reporting purposes.
                                                                          15

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements Cont'd.

      Dividends and Distributions:    The Fund declares daily and pays monthly
dividends from net investment income and short-term capital gains.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. (PIM), formerly known as the Prudential Investment Corporation. PIM furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B/C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class B/C and Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .125 of 1% of the average daily net assets of Class A for the year ended June 30, 2001.

      PIFM, PIM and PIMS are indirect wholly owned subsidiaries of The Prudential Insurance Company of America ('The Prudential').

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended June 30, 2001, the Series incurred fees of approximately $230,500 for the services of PMFS. As of June 30, 2001, approximately $19,500 of such fees were owed to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out of pocket expenses paid to nonaffiliates.

       Special Money Market Fund, Inc.       Money Market Series
             Notes to Financial Statements Cont'd.

Note 4. Capital
The Series offers Class A, Class B/C and Class Z shares.

      The Fund has authorized two billion shares of beneficial interest at $.001 par value.

      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                          Shares and
Class A                                                                  Dollar Amount
-------                                                                 ---------------
January 26, 2001(a) through June 30, 2001:
Shares sold                                                             $     2,022,028
Shares issued in reinvestment of dividends and distributions                      3,459
Shares reacquired                                                              (344,915)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $     1,680,572
                                                                        ---------------
                                                                        ---------------
Class B/C
---------
Year ended June 30, 2001:
Shares sold                                                             $   633,188,685
Shares issued in reinvestment of dividends and distributions                 10,457,924
Shares reacquired                                                          (609,697,648)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $    33,948,961
                                                                        ---------------
                                                                        ---------------
Year ended June 30, 2000:
Shares sold                                                             $ 1,281,520,400
Shares issued in reinvestment of dividends and distributions                 13,238,767
Shares reacquired                                                        (1,386,035,681)
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $   (91,276,514)
                                                                        ---------------
                                                                        ---------------
Class Z
-------
January 26, 2001(a) through June 30, 2001:
Shares sold                                                             $            50
                                                                        ---------------
Net increase (decrease) in shares outstanding                           $            50
                                                                        ---------------
                                                                        ---------------

------------------------------
(a) Commencement of offering of Class A and Z shares.
                                                                          17

       Special Money Market Fund, Inc.       Money Market Series

             Financial
                    Highlights

' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
 ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights

                                                                      Class A
                                                                -------------------
                                                                January 26, 2001(b)
                                                                      Through
                                                                   June 30, 2001
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and net realized gains                              .018
Dividends and distributions                                              (.018)
                                                                    ----------
Net asset value, end of period                                       $    1.00
                                                                    ----------
                                                                    ----------
TOTAL RETURN(a):                                                          1.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $   1,681
Average net assets (000)                                             $     276
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                 .83%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                 .70%(c)
   Net investment income                                                  4.23%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class A shares.
(c) Annualized.

    See Notes to Financial Statements                                     19

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                                                                     Class B/C
                                                                  ----------------
                                                                        Year
                                                                       Ended
                                                                   June 30, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $   1.00
Net investment income and net realized gains                              .054
Dividends and distributions                                              (.054)
                                                                  ----------------
Net asset value, end of year                                          $   1.00
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          5.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $263,196
Average net assets (000)                                              $252,744
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .70%
   Expenses, excluding distribution and service (12b-1) fees               .70%
   Net investment income                                                  5.36%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

    20                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                      Class B/C
-----------------------------------------------------
                 Year Ended June 30,
-----------------------------------------------------
  2000         1999         1998         1997
-----------------------------------------------------
$   1.00     $   1.00     $   1.00     $   1.00
    .052         .047         .050         .049
   (.052)       (.047)       (.050)       (.049)
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------
--------     --------     --------     --------
    5.32%        4.80%        5.11%        4.96%
$229,247     $320,524     $214,480     $261,856
$308,237     $330,135     $239,047     $298,821
     .68%         .65%         .75%         .71%
     .68%         .65%         .75%         .71%
    5.17%        4.71%        5.05%        4.86%

 See Notes to Financial Statements                      21

       Special Money Market Fund, Inc.       Money Market Series
             Financial Highlights Cont'd.

                                                                      Class Z
                                                                -------------------
                                                                January 26, 2001(b)
                                                                      Through
                                                                   June 30, 2001
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    1.00
Net investment income and net realized gains                              .001
Dividends and distributions                                              (.001)
                                                                    ----------
Net asset value, end of period                                       $    1.00
                                                                    ----------
                                                                    ----------
TOTAL RETURN(a):                                                          0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                                            $      50(d)
Average net assets                                                   $      50(d)
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                 .70%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                 .70%(c)
   Net investment income                                                  2.43%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Ratios presented above have been annualized from the date of the first subscription which occurred on June 7, 2001.
(d) Figure is actual and not rounded to nearest thousand.

    22                                     See Notes to Financial Statements

       Special Money Market Fund, Inc.       Money Market Series
             Report of Independent Accountants

To the Shareholders and Board of Directors
Special Money Market Fund, Inc.
Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Special Money Market Fund, Inc.--Money Market Series (the 'Fund') at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 14, 2001
                                                                        23

       Special Money Market Fund, Inc.       Money Market Series
             Important Notice for Shareholders (Unaudited)

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that none of the dividends paid by the Fund qualify for state tax exclusion.

Special Money Market Fund, Inc.

            Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT? Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

Special Money Market Fund, Inc.

          Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
    Small Capitalization Growth Fund
    Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Target Funds
    International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund*
Strategic Partners New Era Growth Fund*
Strategic Partners Focused Value Fund*

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund
                                 www.prudential.com    (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
    Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Special Money Market Fund, Inc.

Tax-Free Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

* Not currently exchangeable with the Prudential mutual funds.

Special Money Market Fund, Inc.

           Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

                                 www.prudential.com    (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
(732) 482-7555 (calling from outside the U.S.)

Visit our websites at:
www.prudential.com
www.strategicpartners.com

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr, President
Robert F. Gunia, Vice President
Judy A. Rice., Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
  Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols    NASDAQ        CUSIP
  Class A        N/A       84741P102
  Class B/C     PBSXX      84741P201
  Class Z        N/A       84741P300

MF141E

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